Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,815,000
Previously Paid Amount	0.00
Total Fee Amount	250.65
Total Offset Amount	0.00
Net Fee	250.65
Narrative - Max Aggregate Offering Price	$ 1,815,000
Final Prospectus	true